Disclosure on individual items of the consolidated financial statements (Details) - Schedule of earnings per share - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Earnings Per Share Abstract
Profit/loss for the period (attributable to shareholders of the parent)	€ (18,906)	€ (87,640)	€ (10,280)
Weighted average number of ordinary shares outstanding (in k units) (basic)	48,809	25,344	32
Weighted average number of ordinary shares outstanding (in k units) (diluted)	49,005	25,344	32
Basic loss per share	€ (0.39)	€ (3.46)	€ (320.86)
Diluted loss per share	€ (0.39)	€ (3.46)	€ (320.86)